LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

				2020	2019
				$	$
Credit facility
Bankers’ acceptances				—	35,000
				—	35,000
Debenture principal amount	Interest rate	Issued date	Maturity date
$450 million	2.645%	December 7, 2015	December 7, 2020	—	449,509
$200 million	2.775%	November 25, 2016	November 25, 2021	203,805	199,512
$325 million	3.520%	July 20, 2018	July 20, 2023	323,944	323,616
$350 million	3.215%	July 22, 2019	July 22, 2024	348,454	348,101
$450 million	3.759%	May 26, 2020	May 26, 2025	447,829	—
$250 million	3.904%	September 27, 2017	September 27, 2027	248,891	248,756
$700 million USD	3.200%	December 17, 2020	December 17, 2030	883,193	—
				2,456,116	1,569,494
Long-term debt				2,456,116	1,604,494
Current portion of long-term debt				203,805	449,509
During the years ended December 31, 2020 and 2019, interest paid is as follows:

				2020	2019
	Interest rate	Issued date	Maturity date	$	$
Interest paid on debentures and notes
$450 million	2.645%	December 7, 2015	December 7, 2020	10,305	11,903
$200 million	2.775%	November 25, 2016	November 25, 2021	5,409	6,841
$325 million	3.520%	July 20, 2018	July 20, 2023	11,440	11,440
$350 million	3.215%	July 22, 2019	July 22, 2024	11,384	4,861
$450 million	3.759%	May 26, 2020	May 26, 2025	10,098	—
$250 million	3.904%	September 27, 2017	September 27, 2027	9,760	9,760
$700 million USD	3.200%	December 17, 2020	December 17, 2030	1,115	—
				59,511	44,805